Consolidated income statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated income statement
Revenue	€ 788,373	€ 796,967	€ 781,426
Cost of Revenue	(674,152)	(682,086)	(606,375)
Gross profit	114,221	114,881	175,051
Operating income (expenses)
Research and development	(37,509)	(50,857)	(68,529)
Selling, general and administrative expenses	(175,970)	(188,201)	(169,610)
Other operating income	65,599	52,700	64,793
Other operating expenses	(21,924)	(16,116)	(44,202)
Impairments of intangible assets			(5,011)
Reorganization costs	(633)	(54,930)	0
Total operating income (expenses)	(170,438)	(257,403)	(222,558)
Operating income (loss)	(56,217)	(142,522)	(47,507)
Non-operating income (expense)
Gain (loss) on investment in financial instruments revaluation	(677)	(38,513)	(9,143)
Share of profit (loss) and revaluation of at-equity investments	(1,085)	(4,312)	(20,752)
Other financial income	4,424	2,435	9,263
Other financial expense	(14,442)	(11,699)	(11,739)
Other non-operating income (expense)	(18,769)	636	(714)
Net Income (loss) before taxes	(86,766)	(193,977)	(80,593)
Income taxes	(16,751)	(2,102)	(3,320)
Net income (loss)	€ (103,517)	€ (196,078)	€ (83,913)
Weighted average shares outstanding	177,578,262	177,295,234	176,916,663
Net income per share (basic)	€ (0.58)	€ (1.11)	€ (0.47)
Net income per share (diluted)	€ (0.58)	€ (1.11)	€ (0.47)